                   ---------------------------------------

                                13A COMMERCIAL
                                   MORTGAGE
                                  SECURITIES
                                  FUND, INC.



                                 Annual Report
                                October 31, 1997

                   ---------------------------------------

December 22, 1997


13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.

Dear Shareholder,

Enclosed is the Annual Report for 13A Commercial Mortgage Securities Fund, Inc. (the "Fund"). This report covers the period from November 1, 1996 through October 31, 1997. Management of the portfolio was taken over by Clarion Partners on July 21, 1997. A discussion of the portfolio's composition and performance is provided below.

The Fund is a non-diversified, closed-end management investment company which was initially capitalized on December 21, 1994 with the sale of 10,011,100 shares of common stock which generated proceeds of $100,110,995. There are limited restrictions on the credit quality of the Fund's investments. The weighted average credit weighting of the Fund is to be BB- or better, based on ratings from nationally recognized credit rating agencies.

As of October 31, 1997, the Fund had investments in commercial mortgage securities with a net investment value of $107.5 million ($113.3 million face amount) and investments in US Treasury securities and cash equivalents of $3.9 million. Since takeover of the portfolio on July 21, 1997, the Fund invested in eight securities totaling $44.0 million in investment value and sold three securities totaling $27.6 million in investment value. As of October 31, 1997, the Fund's portfolio had a BB+ average credit rating, a
5.813 year modified duration, and a pricing yield of 8.75%, which is approximately 294 basis points over the comparable US Treasury.

The commercial mortgage securities held by the Fund are backed by mortgage loans secured by apartments (41%), retail (19%), hotels (14%), office (10%), industrial (5%), and other property types (11%). By state, the mortgage collateral is located in CA (19%), TX (11%), FL (7%), NY (5%), PA (3%), MI (3%), GA (3%) and IN (2%), with the remainder dispersed throughout 26 other states.

For the period November 1, 1996 through October 31, 1997, the Fund generated a gross annual total return of 14.54% (net 13.65%). The Fund's return exceeded the benchmark index, the Lehman Brothers BB Corporate Bond Index, which generated a gross annual total return of 11.93%. The Fund's performance was attributable to the higher yields on commercial mortgage securities versus corporate bonds and to the overall decline in interest rates which resulted in an increase in bond prices.

Commercial mortgage securities new issuance volume and investor interest remain high. As of October 31, 1997, year-to-date new issuance exceeded $31 billion, surpassing 1996 levels for the same period. We believe that the commercial mortgage market's increasing liquidity will continue to cause spreads to converge toward corporate levels across all rating categories. While spreads have exhibited some year-end volatility due to technical pressure, we expect subordinate commercial mortgage securities to outperform comparably rated investments in 1998.

Daniel Heflin
President

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1997


                                                                                            FACE
                                                                                           AMOUNT           VALUE (a)
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES (95.48%)
---------------------------------------------------------------------------------------------------------------------
CBM Funding Corp.,
     1996-1 Class C 7.860%, 2/1/13 . . . . . . . . . . . . . . . . . . . . . . . . .     $ 3,000,000     $  3,180,618
CBM Funding Corp.,
     1996-1 Class D 8.645%, 2/1/13 . . . . . . . . . . . . . . . . . . . . . . . . .         960,000        1,040,550
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class D 7.532%, 12/21/27 . . . . . . . . . . . . . . . . . . . . . . .       3,000,000        3,105,570
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class E 8.384%, 12/21/27 . . . . . . . . . . . . . . . . . . . . . . .       2,000,000        2,027,482
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class D 8.400%, 1/25/05 (b) (c) . . . . . . . . . . . . . . . . .       5,839,000        5,530,064
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class E 8.400%, 1/25/05 (b) (c) . . . . . . . . . . . . . . . . .      11,087,000        8,876,441
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class F 8.400%, 1/25/05 (b) (c) . . . . . . . . . . . . . . . . .       9,425,049        4,194,147
DLJ Mortgage Acceptance Corp.,
     1995-CF2 Class B1 7.500%, 12/17/27 (c). . . . . . . . . . . . . . . . . . . . .       2,000,000        2,071,830
DLJ Mortgage Acceptance Corp.,
     1995-CF2 Class B2 8.810%, 12/17/27 (c). . . . . . . . . . . . . . . . . . . . .       2,000,000        2,192,422
DLJ Mortgage Acceptance Corp.,
     1996-CF1 Class B2 8.268%, 03/13/28 (c). . . . . . . . . . . . . . . . . . . . .       1,000,000        1,080,574
EQI Financing Partnership,
     1997-1 Class C 7.580%, 2/20/17 (c). . . . . . . . . . . . . . . . . . . . . . .       5,000,000        5,076,230
FFCA Secured Assets Corp.,
     1996-C1 Class D 8.910%, 6/25/14 (c) . . . . . . . . . . . . . . . . . . . . . .       2,000,000        2,210,938
Federal Deposit Insurance Corp.,
     REMIC Trust 1994-C1 Class IIE 8.700% 9/25/25. . . . . . . . . . . . . . . . . .       3,035,390        3,203,654

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS --(CONTINUED)
OCTOBER 31, 1997


                                                                                            FACE
                                                                                           AMOUNT           VALUE (a)
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES--(Continued)
---------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class F 7.222%, 11/15/11. . . . . . . . . . . . . . . . . . . . . . . .     $15,000,000      $15,015,375
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class G 7.414%, 12/15/13. . . . . . . . . . . . . . . . . . . . . . . .      10,000,000        9,563,190
J.P. Morgan Commercial Mortgage Finance Corp.,
     1996-C3 Class E 8.324%, 4/25/28 . . . . . . . . . . . . . . . . . . . . . . . .         500,000          531,586
Kidder Peabody Acceptance Corp.,
     REMIC 1993-M1 Class C 7.150%, 4/25/25 . . . . . . . . . . . . . . . . . . . . .       2,000,000        1,818,264
LB Mortgage Trust,
     1992-M1 Class BE1 8.000%, 2/25/24 (c) . . . . . . . . . . . . . . . . . . . . .       3,000,000        3,073,263
LB Commercial  Conduit Mortgage Trust,
     1996-C2 Class E 7.886%, 10/25/26. . . . . . . . . . . . . . . . . . . . . . . .       1,944,050        2,036,007
Merrill Lynch Mortgage Investors, Inc.,
     1994-A A1 5.915%, 02/15/19. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,092,989        1,092,989
Merrill Lynch Mortgage Investors, Inc.,
     1995-C2 D 8.189%, 6/15/21 . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,532,744        1,577,528
Midland Realty Acceptance Corp.,
     1996-C1 Class E 8.211%, 8/25/28 . . . . . . . . . . . . . . . . . . . . . . . .       2,784,000        2,985,651
Mortgage Capital Funding, Inc.,
     1995-MC1 Class A4 8.350%, 5/25/27 . . . . . . . . . . . . . . . . . . . . . . .       4,575,500        4,883,697
NB Commercial Mortgage Pass Through FSI,
     Class D  8.730%, 10/20/23 (c) . . . . . . . . . . . . . . . . . . . . . . . . .       2,385,118        2,464,378
Prudential Securities Secured Financing Corp.,
     1995-MCF2 Class F 8.550%, 12/26/22 (c). . . . . . . . . . . . . . . . . . . . .       5,557,000        6,118,279
Resolution Trust Corp.,
     1992-C8 Class D 8.835%, 12/25/23 (c). . . . . . . . . . . . . . . . . . . . . .      3,233,511         3,372,956
Resolution Trust Corp.,
     1995-C2 Class F 7.000%, 05/25/27. . . . . . . . . . . . . . . . . . . . . . . .       3,651,298        3,544,988
Resolution Trust Corp.,
     1994-C2 Class G 8.000%, 04/25/25. . . . . . . . . . . . . . . . . . . . . . . .       1,132,760        1,133,516
Resolution Trust Corp.,
     1995-C1 Class D 6.900%, 2/25/27 . . . . . . . . . . . . . . . . . . . . . . . .       2,000,000        1,994,210
Resolution Trust Corp.,
     1995-C1 Class E 6.900%, 2/25/27 . . . . . . . . . . . . . . . . . . . . . . . .       2,595,957        2,525,584
---------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE SECURITIES
      (COST $102,337,708). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      107,521,981
---------------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT SECURITY (0.92%)
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE (0.92%),
        7.750%, 11/30/99 (COST $1,000,000) . . . . . . . . . . . . . . . . . . . . .       1,000,000        1,040,000
---------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS --(CONTINUED)
OCTOBER 31, 1997

                                                                                            FACE
                                                                                           AMOUNT           VALUE (a)
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.53%)
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.53%)
       State Street Bank  4.750%, due 11/3/97
       (Collateralized by $2,360,000 U.S. Treasury Bond,
           8.125%, due 8/15/19) (COST $2,852,000). . . . . . . . . . . . . . . . . .     $ 2,852,000     $  2,852,000
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.93%)
     (COST $106,189,708) (d) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      111,413,981
---------------------------------------------------------------------------------------------------------------------
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.07%). . . . . . . . . . . . . . . . . .                        1,200,121
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $112,614,102
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

(a)  See Note A to Financial Statements.

(b)  Security is deemed illiquid.

(c) 144A Security. Restricted as to public resale. Value of restricted securities at October 31, 1997 was $46,261,522 or 41.08% of net assets. (Cost $42,822,906).

(d) The cost for federal income tax purposes was $106,189,708. At, October 31, 1997, net unrealized appreciation for all securities based on tax cost was $5,224,273. This consisted of aggregate gross unrealized appreciation for all securities of $5,275,661 and aggregate gross unrealized depreciation for all securities of $51,388.

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

------------------------------------------------------------------------------------------------------------
ASSETS
     Investments, at Cost. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 106,189,708
                                                                                              -------------
                                                                                              -------------
     Investments, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 111,413,981
     Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,900,593
     Interest Receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,705,155
     Paydown Receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           78,329
------------------------------------------------------------------------------------------------------------
        Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      117,098,058
------------------------------------------------------------------------------------------------------------
LIABILITIES
     Dividends Payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          683,670
     Payable for Securities Purchased. . . . . . . . . . . . . . . . . . . . . . . . . . .        3,564,061
     Other Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          236,225
------------------------------------------------------------------------------------------------------------
        Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,483,956
------------------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 112,614,102
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid in Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      105,319,146
     Dividends Paid in Excess of  Net Investment Income  . . . . . . . . . . . . . . . . .         (609,128)
     Accumulated Net Realized Gains. . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,679,811
     Unrealized Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,224,273
------------------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 112,614,102
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
    Shares Issued and Outstanding ($0.01 par value)(Authorized 15,000,000) . . . . . . . .       11,658,400
    Net Asset Value, Offering and Redemption Price Per Share . . . . . . . . . . . . . . .    $        9.66
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS


                                                                                                  YEAR ENDED
                                                                                              OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $ 10,315,418
--------------------------------------------------------------------------------------------------------------
EXPENSES
     Investment Advisory Fees--Note B
       Basic Fee . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 717,100
       Less: Fee Waived. . . . . . . . . . . . . . . . . . . . . . . .      (99,132)                 617,968
                                                                          ---------
     Administrative Fees-Note C
       Basic Fee . . . . . . . . . . . . . . . . . . . . . . . . . . .      148,284
       Less: Fee Waived. . . . . . . . . . . . . . . . . . . . . . . .      (16,331)                 131,953
                                                                          ---------
     Insurance Expenses. . . . . . . . . . . . . . . . . . . . . . . .                                60,087
     Custodian Fees-Note D . . . . . . . . . . . . . . . . . . . . . .                                13,003
     Audit Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .                                16,750
     Legal Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .                                20,888
     Directors' Fees-Note F. . . . . . . . . . . . . . . . . . . . . .                                 7,357
     Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   642
--------------------------------------------------------------------------------------------------------------
     Expenses before Expenses Paid Indirectly. . . . . . . . . . . . .                               868,648
     Expenses Paid Indirectly. . . . . . . . . . . . . . . . . . . . .                                (1,911)
--------------------------------------------------------------------------------------------------------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .                               866,737
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .                             9,448,681
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS . . . . . . . . . . . . . . . . . . .                             2,679,811
NET CHANGE IN UNREALIZED APPRECIATION/
   DEPRECIATION ON INVESTMENTS . . . . . . . . . . . . . . . . . . . .                             2,004,048
--------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .                             4,683,859
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . .                          $ 14,132,540
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                YEAR                YEAR
                                                                                ENDED               ENDED
                                                                          OCTOBER 31, 1997    OCTOBER 31, 1996
                                                                          ----------------    ----------------
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
     Net Investment Income . . . . . . . . . . . . . . . . . . . . .      $  9,448,681          $ 10,644,473
     Net Realized Gain . . . . . . . . . . . . . . . . . . . . . . .         2,679,811             1,785,464
     Net Change in Unrealized Appreciation/Depreciation. . . . . . .         2,004,048            (1,162,645)
--------------------------------------------------------------------------------------------------------------
       Net Increase in Net Assets Resulting from Operations. . . . .        14,132,540            11,267,292
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------
     Net Investment Income . . . . . . . . . . . . . . . . . . . . .        (9,359,144)          (11,113,241)
     In Excess of Net Investment Income. . . . . . . . . . . . . . .             -                  (698,665)
     Net Realized Gain . . . . . . . . . . . . . . . . . . . . . . .             -                (5,291,133)
     Return of Capital . . . . . . . . . . . . . . . . . . . . . . .             -               (12,173,155)
--------------------------------------------------------------------------------------------------------------
       Total Distributions . . . . . . . . . . . . . . . . . . . . .        (9,359,144)          (29,276,194)
--------------------------------------------------------------------------------------------------------------
CAPITAL Share Transactions: (1)
     Issued - Regular. . . . . . . . . . . . . . . . . . . . . . . .             -                     -
     - In Lieu of Cash Distributions . . . . . . . . . . . . . . . .             8,123            10,045,229
--------------------------------------------------------------------------------------------------------------
     Net Increase from Capital Share Transactions. . . . . . . . . .             8,123            10,045,229
--------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) . . . . . . . . . . . . . . . . . . .         4,781,519            (7,963,673)
Net Assets:
     Beginning of Year . . . . . . . . . . . . . . . . . . . . . . .       107,832,583           115,796,256
--------------------------------------------------------------------------------------------------------------
     End of Year (including distributions in
     excess of net investment income of $609,128 and
     $698,665, respectively) . . . . . . . . . . . . . . . . . . . .      $112,614,102          $107,832,583
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
     Shares Issued . . . . . . . . . . . . . . . . . . . . . . . . .            -                     -
     In Lieu of Cash Distribution. . . . . . . . . . . . . . . . . .               825               953,234
--------------------------------------------------------------------------------------------------------------
                                                                                   825               953,234
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS


                                                                                    YEAR
                                                                                    ENDED
                                                                              OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets from operations. . . . . . . . . . . . . . . .     $  14,132,540
 Adjustment to reconcile net increase in net assets from operations to net cash used in operating activities:
     Amortization of premiums and discounts. . . . . . . . . . . . . . . .           (56,732)
     Purchase of investment securities . . . . . . . . . . . . . . . . . .       (51,259,482)
     Proceeds from sale of investment securities . . . . . . . . . . . . .        43,860,108
     Net increase in short-term securities . . . . . . . . . . . . . . . .        (1,936,000)
     Principal paydowns. . . . . . . . . . . . . . . . . . . . . . . . . .        13,915,348
     Increase in interest receivable . . . . . . . . . . . . . . . . . . .          (728,424)
     Increase in accrued expenses. . . . . . . . . . . . . . . . . . . . .            39,239
     Unrealized appreciation on investments. . . . . . . . . . . . . . . .        (2,004,048)
     Net realized gain on investments. . . . . . . . . . . . . . . . . . .        (2,679,811)
     Increase in other assets. . . . . . . . . . . . . . . . . . . . . . .           (16,159)
-----------------------------------------------------------------------------------------------
     Net Cash Provided by Operating Activities . . . . . . . . . . . . . .        13,266,579
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES*:
     Cash Distributions Paid . . . . . . . . . . . . . . . . . . . . . . .        (9,366,015)
-----------------------------------------------------------------------------------------------
     Net Cash Used for Financing Activities. . . . . . . . . . . . . . . .        (9,366,015)
-----------------------------------------------------------------------------------------------
     Net Increase in Cash. . . . . . . . . . . . . . . . . . . . . . . . .         3,900,564
CASH AT BEGINNING OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . .                29
-----------------------------------------------------------------------------------------------
CASH AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   3,900,593
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

* Non-cash financing activities not included herein consist of reinvestment of dividends of $8,123.

                      See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS


                                                                YEAR ENDED     YEAR ENDED       DECEMBER 21,
PER SHARE OPERATING PERFORMANCE                                 OCTOBER 31,    OCTOBER 31,       1994** TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    1997++         1996         OCTOBER 31, 1995
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .    $   9.25       $  10.82         $  10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .         .81           0.93             0.75
   Net Realized and Unrealized Gain. . . . . . . . . . . . .         .40           0.06             0.78
--------------------------------------------------------------------------------------------------------------

    Total from Investment Operations . . . . . . . . . . . .        1.21           0.99             1.53
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
   Net Investment Income . . . . . . . . . . . . . . . . . .        (.80)         (0.98)           (0.71)
   In Excess of Net Investment Income. . . . . . . . . . . .          -           (0.06)              -
   Net Realized Gain . . . . . . . . . . . . . . . . . . . .          -           (0.48)              -
   Return of Capital . . . . . . . . . . . . . . . . . . . .          -           (1.04)              -
--------------------------------------------------------------------------------------------------------------
   Total Distributions . . . . . . . . . . . . . . . . . . .        (.80)         (2.56)           (0.71)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .    $   9.66       $   9.25         $  10.82
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
     Net Asset Value (1)+. . . . . . . . . . . . . . . . . .       13.65%         10.26%           15.69%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands). . . . . . . . . . . .    $112,614       $107,833         $115,796
Ratio of Net Expenses to Average Net Assets. . . . . . . . .        0.79%          0.80%            0.80%*
Ratio of Net Investment Income to Average Net Assets . . . .        8.56%          9.03%            8.30%*
Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets. . . . . .        0.10%          0.08%            0.05%*
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . .          42%            25%              72%
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

*    Annualized.
**   Commencement of Operations.
+ Total return would have been lower had certain fees not been waived during the periods.
++ Effective July 21, 1997, Clarion Partners became the investment adviser to the Fund.

(1) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. The Fund's shares are issued in a private placement and are not traded, therefore market value total investment return is not calculated.

                      See Notes to Financial Statements.

                13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

13A Commercial Mortgage Securities Fund, Inc. (formerly AEW Commercial Mortgage Securities Fund, Inc.), (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The objective of the 13A Commercial Mortgage Securities Fund, Inc. is to provide high current income by investing primarily in commercial mortgage securities.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund may be converted at any time to an open-end investment company by an amendment to its Articles of Incorporation.

A. SIGNIFICANT ACCOUNTING POLICIES:   The following significant accounting
policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION:   Commercial mortgage securities and other
     fixed income securities are stated on the basis of valuations provided by brokers and/or pricing services which use information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     The value of commercial mortgage securities for which no quotations are readily available is determined in good faith at fair value using methods approved by the Board of Directors. Quotations obtained from one or more principal market makers are used to value the securities and are reviewed by the investment adviser based on factors including yield, duration, weighted average life and spread in relation to Treasury securities. At October 31, 1997, prices of securities, whose total value represented 95% of net assets, were available only from principal market makers. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     2. FEDERAL INCOME TAXES:   It is the Fund's intention to qualify as a
     regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income.
     Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS:   In connection with transactions involving
     repurchase agreements, the Fund's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the coll ateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     4. DISTRIBUTIONS TO SHAREHOLDERS:   The Fund will distribute
     substantially all of its net investment income monthly. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors' elects to pay such distributions in shares of the Fund's common stock.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of distributions.

     5. RESTRICTED SECURITIES:   The Fund is permitted to invest in
     privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal and acquisition of these securities may involve time consuming negotiations and due diligence, and prompt sale at an acceptable price may be difficult.

     6. OTHER:   Security transactions are accounted for on the trade
     date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives.

B. ADVISORY SERVICES:   Effective July 21, 1997, Clarion Partners provided
investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. The Adviser will waive its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets.

For the period November 1, 1996 to December 9, 1996, Aldrich, Eastman & Waltch, L.P. (the previous adviser) provided investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of average net assets and voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total expenses from exceeding 0.80% of average daily net assets.

On December 10, 1996 Aldrich, Eastman & Waltch, L.P. consolidated its operations with Copley Real Estate Advisors, Inc., a wholly owned subsidiary of New England Investment Companies, L.P. (NEIC) to form AEW Capital Management, L.P. AEW Capital Management, Inc., a wholly owned subsidiary of NEIC, is the general partner and NEIC is the sole limited partner of AEW Capital Management, L.P. For the period from December 10, 1996 to July 20, 1997, AEW Capital Management, L.P. provided investment advisory services to the Fund under the same terms and conditions as the previous contract.

C. ADMINISTRATION SERVICES:   Effective September 15, 1997 the Fund engaged
State Street Bank and Trust Company (the "Bank") to provide administration services. Under this agreement, the Bank is entitled to receive annual fees, computed daily and payable monthly, at the rate of .05% of the first $150 million in net assets, .03% of the next $150 million and .01% thereafter.
For the period September 15, 1997 to October 31, 1997, the Fund owed the Bank fees totaling $7,500.

                13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the period December 19, 1996 to September 14, 1997, Reich & Tang Asset Management L.P., a wholly owned subsidiary of NEIC, provided administrative and other services to the Fund. Pursuant to that agreement, Reich & Tang Asset Management L.P. was entitled to receive annual fees, computed daily and payable monthly, of 0.15% of the Fund's average daily net assets. For this period, the fee paid to Reich & Tang Asset Management L.P. was $123,343, of which $16,331 was voluntarily waived.

Prior to December 19, 1996, UAM Fund Services, Inc., served as the administrator to the Fund. For its services as administrator UAM Fund Services, Inc. received annual fees computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets of the Fund and the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees were allocated among the Fund and the portfolios of the UAM Funds on the basis of their relative net assets and were subject to a graduated minimum fee schedule per portfolio which rose from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increased to $90,000. In addition, the Administrator received a Fund-specific monthly fee of 0.04% of average daily net assets of the Fund. UAM Fund Services entered into a Mutual Funds Service Agreement with Chase Global Fund Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, under which CGFSC agreed to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing and transfer agent services. Pursuant to the Mutual Funds Service Agreement, the Administrator paid CGFSC a monthly fee. For the period November 1, 1996 to December 18, 1996, UAM Fund Services, Inc. earned $17,441 from the Fund as Administrator of which $11,750 was paid to CGFSC for their services.

D. CUSTODIAN:   Effective March 1, 1997, Investors Fiduciary Trust Company
became custodian for the Fund's assets held in accordance with the custodian agreement. Prior to March 1, 1997, The Chase Manhattan Bank, an affiliate of CGFSC acted as the Fund's custodian. Included in the Statement of Operations under the caption "Custody Fees" are expense offsets of $1,911.

E. PURCHASES AND SALES:   For the year ended October 31, 1997, the Fund made
purchases of $51,259,482 and sales of $43,860,108 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities during the period.

F. DIRECTORS' FEES:   Each Director, who is not an officer or affiliated
person, receives $1,500 per annum plus $250 per meeting attended. Prior to the election of the new directors on December 19, 1996, each director received $2,000 per meeting attended, which was allocated proportionately among the Fund and the active portfolios of UAM Funds, plus a quarterly retainer of $150 for the Fund and each active portfolio of the UAM Funds, and reimbursement of expenses incurred in attending Board meetings.

G. REPURCHASE OF SHARES:   The Fund may periodically make a tender offer to
repurchase its outstanding shares of common stock at a price equal to the net asset value at the time of repurchase. The Fund may elect to make such tender offer to all shareholders not earlier than two years after another such offer.

H. OTHER:   At October 31, 1997, 99.9% of total shares outstanding were held by one record shareholder.

INDEPENDENT AUDITOR'S REPORT


The Board of Directors and Shareholders
13A Commercial Mortgage Securities Fund, Inc.
(formerly AEW Commercial Mortgage Securities Fund, Inc.)

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of 13A Commercial Mortgage Securities Fund, Inc. (formerly AEW Commercial Mortgage Securities Fund, Inc.) as of October 31, 1997, and the related statement of operations, the statement of changes in net assets, the statement of cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for periods ended prior to November 1, 1996 were audited by other auditors whose report thereon dated December 9, 1996 expressed an unqualified opinion with respect thereto.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 13A Commercial Mortgage Securities Fund, Inc. as of October 31, 1997, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.


New York, New York
December 5, 1997

---------------------------------------
      13A COMMERCIAL MORTGAGE
       SECURITIES FUND, INC.
---------------------------------------

OFFICERS AND DIRECTORS

Frank L. Sullivan Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Director and Chief Executive Officer

William Powell
Treasurer

Joanne Vitale
Secretary, Director and Compliance Officer

Paul S. Schreiber
Assistant Secretary

E. Robert Roskind
Director

Jeffery H. Tucker
Director
---------------------------------------
INVESTMENT ADVISER
     Clarion Partners
     335 Madison Avenue
     New York, NY  10017
---------------------------------------
ADMINISTRATOR
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171
---------------------------------------
CUSTODIAN
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, MO 64105
---------------------------------------
LEGAL COUNSEL
     Shearman & Sterling
     599 Lexington Avenue
     New York, NY 10022
---------------------------------------